Dividends - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025
Summary Of Dividends [Line Items]
Dividends declared before financial statements authorised for issue (in GBP per share)	£ 0.1697
Dividends declared before financial statements authorised for issue	£ 853
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)		£ 0.3214	£ 0.3088
Cash dividend paid		£ 990	£ 894
Scrip dividend		£ 609	£ 617